Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,038	$ 13,141	$ 51,507	$ 51,484
Sale of equipment			23,467	46,626
Equipment in exchange			10,800	10,000
Write off of assets			201,651
Loss on sale of equipment			$ 73,750	36,627
Other assets used for services				$ 2,157